CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash And Due From Banks	$ 381,095	$ 423,211
Money Market Investments [Abstract]
Federal funds sold	0	5,055
Securities Purchased Under Agreements To Resell	151,134	175,965
Time deposits with other banks	1,671,252	677,433
Total money market investments	1,822,386	858,453
Trading Securities [Abstract]
Pledged securities with creditors' right to repledge	80,945	308,978
Other trading securities	57,582	30,765
Available For Sale Securities Abstract
Pledged securities with creditors' right to repledge	1,020,529	1,286,839
Other investment securities available-for-sale	4,294,630	4,007,961
Investment securities held-to-maturity, at amortized cost	103,170	140,496
Other investment securities, at lower of cost or realizable value	161,906	181,752
Loans held-for-sale, at lower of cost or fair value	106,104	110,426
Loans held-in-portfolio:
Loans held-in-portfolio	19,498,286	21,704,010
Covered Loans	2,542,662	2,984,427
Less- Unearned Income	93,835	92,144
Allowance for loan losses	601,792	640,555
Total loans held-in-portfolio, net	21,345,321	23,955,738
FDIC loss share asset	591,706	948,608
FDIC Indemnification Asset Net	542,454	909,414
Premises and equipment, net	494,581	519,516
Accrued income receivable	121,818	131,536
Mortgage servicing assets, at fair value	148,694	161,099
Other Assets	1,646,443	1,687,558
Goodwill	465,676	647,757
Other intangible assets	37,595	45,132
Total assets	33,096,695	35,749,333
Deposits Abstract
Non-interest bearing	5,783,748	5,922,682
Interest bearing	19,023,787	20,788,463
Total deposits	24,807,535	26,711,145
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	1,271,657	1,659,292
Other short-term borrowings	21,200	401,200
Notes Payable	1,711,828	1,584,754
Other liabilities	1,012,029	766,792
Total liabilities	28,829,313	31,123,183
Stockholders Equity Abstract
Preferred stock	50,160	50,160
Common stock	1,036	1,034
Surplus	4,196,458	4,170,152
Accumulated deficit	253,717	594,430
Treasury stock	(4,117)	(881)
Accumulated other comprehensive (loss) income, net of tax	(229,872)	(188,745)	[1]
Total stockholders' equity	4,267,382	4,626,150
Total liabilities and stockholders' equity	33,096,695	35,749,333
Segment, Discontinued Operations [Member]
Deposits Abstract
Liabilities Of Disposal Group Including Discontinued Operation	5,064	0
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Other real estate owned	135,500	135,501
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	2,542,662	2,984,427
Other real estate owned	$ 130,266	$ 168,007

[1]	All amounts presented are net of tax.